Annual Total Returns - FidelityAssetManagerFunds-RetailComboPRO - FidelityAssetManagerFunds-RetailComboPRO - Fidelity Asset Manager 50% - Fidelity Asset Manager 50%	Nov. 29, 2022
Bar Chart Table:
Annual Return 2012	11.37%
Annual Return 2013	13.96%
Annual Return 2014	5.48%
Annual Return 2015	(0.44%)
Annual Return 2016	6.43%
Annual Return 2017	14.06%
Annual Return 2018	(5.37%)
Annual Return 2019	18.26%
Annual Return 2020	14.72%
Annual Return 2021	9.85%